Software and Other Intangibles (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Customer Relationships and Other Intangibles

Customer relationships and other intangibles consist of the following:

(in thousands)	As of September 30, 2014	As of December 31, 2013
Customer relationships	$117,540	$117,919
Purchased and internally developed Software	3,618	11
Trademarks	14,943	14,990

Customer relationships and other intangibles, at cost	136,101	132,920
Accumulated amortization	(21,621)	(6,794)

Customer relationshipes and other intangibles, net	$114,480	$126,126

Customer relationships and other intangibles consist of the following (In thousands):

	Successor December 31, 2013	Predecessor December 31, 2012
Customer relationships	$117,919	7,224
Purchased and internally developed software	11	$20,618
Trademarks	14,990	317

Customer relationships and other intangibles, at cost	132,920	28,159
Accumulated amortization	(6,794)	(24,330)

Customer relationships and other intangibles, net	$126,126	$3,829